Schedule I - Condensed Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information

SCHEDULE I - CONDENSED FINANCIAL INFORMATION

CommScope Holding Company, Inc.

Parent Company Information

Condensed Balance Sheets

(In thousands, except share amounts)

	December 31, 2013	December 31, 2012
Assets
Cash and cash equivalents	$35	$—
Receivable from subsidiary	18,520	4,957
Other noncurrent assets	10,283	—
Investment in subsidiary	1,622,563	1,182,282

Total Assets	$1,651,401	$1,187,239

Liabilities and Stockholders’ Equity
Accrued liabilities	$7,711	$4,957
Long-term debt	550,000	—
Other noncurrent liabilities	5,674	—

Total Liabilities	563,385	4,957

Commitments and contingencies

Stockholders’ Equity:
Preferred Stock, $.01 par value; Authorized shares at December 31, 2013: 200,000,000; Issued and outstanding: None at December 31, 2013 and 2012	—	—
Common Stock, $.01 par value; Authorized shares at December 31, 2013: 1,300,000,000; Issued and outstanding: 185,861,777 and 154,879,299 at December 31, 2013 and 2012, respectively	1,868	1,558
Additional paid-in-capital	2,101,350	1,655,379
Retained earnings (accumulated deficit)	(978,291)	(447,687)
Accumulated other comprehensive loss	(26,276)	(16,646)
Treasury stock, at cost; 961,566 shares and 936,300 shares at December 31, 2013 and 2012, respectively	(10,635)	(10,322)

Total Stockholders’ Equity	1,088,016	1,182,282

Total Liabilities and Stockholders’ Equity	$1,651,401	$1,187,239

See notes to condensed financial information

SCHEDULE I - CONDENSED FINANCIAL INFORMATION

CommScope Holding Company, Inc.

Parent Company Information

Condensed Statements of Operations and Comprehensive Income (Loss)

(In thousands)

	Year Ended December 31, 2013	Year Ended December 31, 2013	January 15 - December 31, 2011
Equity in income (loss) of subsidiary	$33,730	$5,353	$(252,308)
Interest expense	(22,511)	—	—
Other expense, net	44	—	—

Income (loss) before income taxes	11,263	5,353	(252,308)
Income tax (expense) benefit	8,133	—	—

Net income (loss)	$19,396	$5,353	$(252,308)

Comprehensive income (loss):
Net income (loss)	$19,396	$5,353	$(252,308)
Other comprehensive income (loss), net of tax:
Equity in comprehensive income (loss) of subsidiary	(9,630)	9,718	(26,364)

Total other comprehensive income (loss), net of tax	(9,630)	9,718	(26,364)

Total Comprehensive income (loss)	$9,766	$15,071	$(278,672)

See notes to condensed financial information

SCHEDULE I - CONDENSED FINANCIAL INFORMATION

CommScope Holding Company, Inc.

Parent Company Information

Condensed Statements of Cash Flows

(In thousands)

	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 - December 31, 2011
Operating Activities:
Net income (loss)	$19,396	$5,353	$(252,308)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs	952	—	—
Equity in income (loss) of subsidiary	(33,730)	(5,353)	252,308
Changes in assets and liabilities:
Receivable from subsidiary	(9,483)	(3,459)	(1,498)
Accounts payable and other liabilities	3,037	3,459	1,498

Net cash provided by (used in) operating activities	(19,828)	—	—

Investing Activities:
Investment in subsidiary	(440,074)	—	(1,606,599)
Distribution from subsidiary	18,522	200,000	—

Net cash provided by (used in) investing activities	(421,552)	200,000	(1,606,599)

Financing Activities:
Long-term debt proceeds	550,000	—	—
Net proceeds from the issuance of shares	438,871	—	1,606,599
Proceeds from the issuance of common shares under equity-based compensation plans	1,174	—	—
Long-term debt issuance costs	(9,925)	—	—
Dividends paid	(538,705)	(200,000)	—

Net cash provided by (used in) financing activities	441,415	(200,000)	1,606,599

Effect of exchange rate changes on cash and cash equivalents	—	—	—

Change in cash and cash equivalents	35	—	—
Cash and cash equivalents, beginning of period	—	—	—

Cash and cash equivalents, end of period	$35	$—	$—